Business Combination (Schedule of Assumptions Applied in Merger) (Details) (Makerbot [Member], USD $)	0 Months Ended
Aug. 15, 2013
Makerbot [Member]
Business Acquisition [Line Items]
Risk-free interest rate	0.36%
Expected option term	1 year 4 months 13 days
Expected price volatility	59.41%
Dividend yield
Weighted average merger date fair value	$ 92.73